Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.85%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,270
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,988	95,941
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,663	48,077
Vanguard Short-Term Treasury ETF (a)............................................................................		1,662	96,047
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,536)			340,335
		Notional
PURCHASED OPTIONS - 147.62% (b)(c)	Contracts	Amount

CALL OPTIONS - 94.65%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $450.41.......................................	13	$466,128	947
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.45..........................................	22	788,832	787,466
PUT OPTIONS - 52.97%			788,413

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.91...................	73	747,885	198,543
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$118.36................................................................................................................	80	819,600	136,779
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $405.37.......................................	22	788,832	104,196
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.61.......................................	22	788,832	1,747
TOTAL PURCHASED OPTIONS (Cost $1,145,206)			441,265
			1,229,678
Total Investments (Cost $1,494,742) - 188.47%............................................................			1,570,013
Liabilities in Excess of Other Assets - (88.47)%..............................................................			(737,019)
....................................................................................TOTAL NET ASSETS - 100.00%			$832,994

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,335.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	2/10/2023	$180.61	22	$(788,832)	$(396,839)
PUT OPTIONS					(396,839)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$136.75	73	(747,885)	(248,644)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$124.59	80	(819,600)	(181,959)
S&P 500® Mini Index...................................	2/10/2023	$450.41	22	(788,832)	(190,934)
TOTAL OPTIONS WRITTEN (Premiums Received $778,826)					(621,537)
					$(1,018,376)